Fair Value Measurements (Table)	12 Months Ended
Dec. 31, 2018
Fair Value Disclosures [Abstract]
Fair value measurements
U.S. Cellular has applied the provisions of fair value accounting for purposes of computing the fair value of financial instruments for disclosure purposes as displayed below.

	Level within the Fair Value Hierarchy	December 31, 2018		December 31, 2017
		Book Value	Fair Value	Book Value	Fair Value
(Dollars in millions)
Cash and cash equivalents	1	$580	$580	$352	$352
Short-term investments	1	17	17	50	50
Long-term debt
Retail	2	917	850	917	939
Institutional	2	534	531	534	522
Other	2	180	180	191	191